General information (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	0 Months Ended					2 Months Ended	3 Months Ended	12 Months Ended	0 Months Ended				12 Months Ended
	Sep. 23, 2014	Jun. 24, 2014	Mar. 21, 2014	Mar. 17, 2014	Oct. 24, 2012	Dec. 31, 2012	Dec. 31, 2014	Dec. 31, 2014	Jul. 21, 2014	Dec. 13, 2013	May 17, 2013	Oct. 18, 2013	Dec. 31, 2012	Dec. 31, 2013	Nov. 04, 2014
Schedule of Investments [Line Items]
Number of common units sold under IPO (in shares)	8,000,000	6,100,000	11,960,000	11,960,000	10,062,500
Common units issued in connection with the exercise of underwriters' option to purchase additional common units (in shares)					1,312,500
Sale of Common Units, Price Per Unit (in dollars per unit)				$ 30.60	$ 22.00
Partners' Capital Account, Sale of Units						$ 221.4
Proceeds from Sale of Common Units, Net						202.6
Capitalized Underwriting Expenses						18.8
Base Level of Incentive Distribution Rights, Per Unit							0.4456
Members' interest, ownership percentage in reporting entity							46.60%	46.60%						62.40%
Ownership percentage in subsidiary							50.00%	50.00%
Percentage of limited partner interest and non-economic general partner interest (in hundredths)								58.00%
Percentage of interest in general partners (in hundredths)								100.00%
Trade accounts payable and accruals							(7.9)	(7.9)						(9.1)
Seadrill Operating LP
Schedule of Investments [Line Items]
Limited Liability Company (LLC) or Limited Partnership (LP), Members or Limited Partners, Ownership Interest Purchased									28.00%
Payments to Acquire Additional Interest in Subsidiaries									372.8
Percentage of ownership interest in limited liability company (LLC)					30.00%				58.00%	30.00%
Seadrill Operating GP LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)					100.00%
Seadrill Capricorn Holdings LLC
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)					51.00%					51.00%
Ownership percentage in subsidiary			51.00%							51.00%					51.00%
West Aquarius and West Vencedor
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)					100.00%
West Capella
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)					56.00%
West Capricorn
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)					100.00%
Tender Rig T15
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)											100.00%
Tender Rig T16
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)												100.00%
Seadrill Capricorn Ltd
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)										51.00%
West Leo
Schedule of Investments [Line Items]
Percentage of ownership interest in limited liability company (LLC)										30.00%
Scenario, Adjustment
Schedule of Investments [Line Items]
Trade accounts payable and accruals														$ 80.0
Common Units
Schedule of Investments [Line Items]
Issuance of common units and subordinated units (in units)													75,278,250
Subordinated Units
Schedule of Investments [Line Items]
Issuance of common units and subordinated units (in units)													16,543,350
Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Number of common units sold under IPO (in shares)			1,633,987	1,633,987
Partners' Capital Account, Units, Sold in Private Placement		3,183,700
Sale of Common Units, Price Per Unit (in dollars per unit)				$ 30.60
West Sirius and West Leo
Schedule of Investments [Line Items]
Common units issued as consideration										12,880,000
West Sirius and West Leo | Stock Issued to Public
Schedule of Investments [Line Items]
Common units issued as consideration										11,200,000
West Sirius and West Leo | Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Common units issued as consideration										3,394,916
West Sirius and West Leo | Stock Issued to Underwriters
Schedule of Investments [Line Items]
Common units issued as consideration										1,680,000
Seadrill | Tender Rig T16
Schedule of Investments [Line Items]
Common units issued as consideration												3,310,622
Subordinated Units | Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Issuance of common units and subordinated units (in units)					16,543,350
Common Units | Stock Issued to Seadrill Limited
Schedule of Investments [Line Items]
Issuance of common units and subordinated units (in units)					14,752,525